Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Basic Materials - 2.5%
Reliance, Inc.	49,066	$15,401,817
Royal Gold, Inc.	82,960	14,753,606
Steel Dynamics, Inc.	117,750	15,073,178
		45,228,601

Communications - 13.2%
Airbnb, Inc. - Class A (a)	130,814	17,311,925
Booking Holdings, Inc.	4,905	28,396,222
CDW Corporation	75,653	13,510,869
Cisco Systems, Inc.	441,399	30,624,263
Comcast Corporation - Class A	876,304	31,275,290
F5, Inc. (a)	50,887	14,977,062
Fox Corporation - Class A	293,767	16,462,703
GoDaddy, Inc. - Class A (a)	71,020	12,787,861
Omnicom Group, Inc.	172,999	12,445,548
T-Mobile US, Inc.	146,700	34,952,742
Uber Technologies, Inc. (a)	243,065	22,677,964
		235,422,449

Consumer, Cyclical - 8.5%
Crocs, Inc. (a)	113,137	11,458,515
Deckers Outdoor Corporation (a)	111,892	11,532,708
Genuine Parts Company	100,838	12,232,658
LKQ Corporation	361,159	13,366,495
Lowe's Companies., Inc.	95,934	21,284,877
NVR, Inc. (a)	1,818	13,427,130
PACCAR, Inc.	173,171	16,461,635
PulteGroup, Inc.	139,436	14,704,920
Ross Stores, Inc.	104,153	13,287,840
Toll Brothers, Inc.	105,178	12,003,965
Williams-Sonoma, Inc.	72,054	11,771,462
		151,532,205

Consumer, Non-cyclical - 34.3%(b)
AbbVie, Inc.	218,932	40,638,158
Align Technology, Inc. (a)	60,857	11,522,056
Altria Group, Inc.	419,552	24,598,334
Amgen, Inc.	87,074	24,311,932
Avery Dennison Corporation	70,305	12,336,418
Becton Dickinson and Company	91,944	15,837,354
Cencora, Inc.	50,724	15,209,591
Cigna Group	87,146	28,808,725
Corpay, Inc. (a)	40,648	13,487,819
Elevance Health, Inc.	55,392	21,545,272
Global Payments, Inc.	181,436	14,522,137
HCA Healthcare, Inc.	52,391	20,070,992
Hormel Foods Corporation	444,173	13,436,233
ICON PLC (a)	65,150	9,476,067
Jazz Pharmaceuticals PLC (a)	107,808	11,440,585
Johnson & Johnson	270,907	41,381,044
Kroger Company	268,798	19,280,881
McKesson Corporation	30,176	22,112,369
Merck & Company, Inc.	540,036	42,749,250
Neurocrine Biosciences, Inc. (a)	116,152	14,599,145
PayPal Holdings, Inc. (a)	302,145	22,455,416
PepsiCo, Inc.	175,875	23,222,535
Procter & Gamble Company	213,584	34,028,203
Quest Diagnostics, Inc.	89,604	16,095,567
Regeneron Pharmaceuticals, Inc.	26,724	14,030,100
Sysco Corporation	202,141	15,310,159
UnitedHealth Group, Inc.	137,278	42,826,618
Universal Health Services, Inc. - Class B	73,464	13,308,004
US Foods Holding Corporation (a)	196,384	15,123,532
		613,764,496

Energy - 6.7%
Coterra Energy, Inc.	562,389	14,273,433
Diamondback Energy, Inc.	124,131	17,055,599
Enterprise Products Partners LP	652,293	20,227,606
Marathon Petroleum Corporation	120,886	20,080,373
MPLX LP	338,552	17,438,814
Permian Resources Corporation	1,023,864	13,945,028
TechnipFMC PLC	472,231	16,263,636
		119,284,489

Financial - 3.2%
Arthur J. Gallagher & Company	52,250	16,726,270
Blackrock, Inc.	22,268	23,364,699
Cboe Global Markets, Inc.	70,615	16,468,124
		56,559,093

Industrial - 17.3%
A. O. Smith Corporation	183,577	12,037,144
Allegion PLC	96,273	13,874,865
Builders FirstSource, Inc. (a)	93,310	10,888,344
Comfort Systems USA, Inc.	28,307	15,178,497
CRH PLC	175,415	16,103,097
Crown Holdings, Inc.	114,614	11,802,950
EMCOR Group, Inc.	24,898	13,317,691
Fortive Corporation	179,624	9,363,799
General Dynamics Corporation	70,764	20,639,028
IDEX Corporation	67,367	11,827,624
Jabil, Inc.	63,267	13,798,533
Lincoln Electric Holdings, Inc.	66,968	13,883,806
Lockheed Martin Corporation	48,767	22,585,948
Masco Corporation	177,261	11,408,518
Nordson Corporation	61,552	13,194,902
Owens Corning	79,427	10,922,801
Packaging Corporation of America	58,921	11,103,662
Ralliant Corporation (a)	59,967	2,907,816
Snap-on, Inc.	42,433	13,204,301
TE Connectivity PLC	110,770	18,683,576
Teledyne Technologies, Inc. (a)	28,752	14,729,937
Textron, Inc.	185,785	14,916,678
TopBuild Corporation (a)	40,950	13,257,153
		309,630,670

Technology - 13.6%
Adobe, Inc. (a)	59,220	22,911,034
Amdocs, Ltd.	149,797	13,667,478
Applied Materials, Inc.	111,579	20,426,768
Cognizant Technology Solutions Corporation - Class A	192,378	15,011,255
Dropbox, Inc. - Class A (a)	422,544	12,084,758
EPAM Systems, Inc. (a)	72,461	12,812,554
Fiserv, Inc. (a)	105,375	18,167,704
Lam Research Corporation	189,965	18,491,193
NetApp, Inc.	116,476	12,410,518
ON Semiconductor Corporation (a)	256,172	13,425,974
QUALCOMM, Inc.	180,033	28,672,056
Salesforce, Inc.	97,959	26,712,440
SS&C Technologies Holdings, Inc.	186,557	15,446,920
Zoom Video Communications, Inc. - Class A (a)	157,677	12,295,652
		242,536,304
TOTAL COMMON STOCKS (Cost $1,703,947,441)		1,773,958,307

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (c)	11,437,324	11,437,324
TOTAL SHORT-TERM INVESTMENTS (Cost $11,437,324)		11,437,324

TOTAL INVESTMENTS - 99.9% (Cost $1,715,384,765)		1,785,395,631
Other Assets in Excess of Liabilities - 0.1%		1,113,878
TOTAL NET ASSETS - 100.0%		$1,786,509,509
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,773,958,307	$–	$–	$1,773,958,307
Money Market Funds	11,437,324	–	–	11,437,324
Total Investments	$1,785,395,631	$–	$–	$1,785,395,631

Refer to the Schedule of Investments for further disaggregation of investment categories.